INCOME TAXES - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Income Tax [Abstract]
Effective tax rate			24.60%	40.60%	23.60%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ 2,181	€ 2,181	€ 2,120	€ 2,181	€ 1,974	€ 2,120
Deferred tax assets	56	56	37	56		37
Deferred tax liabilities	2,237	2,237	2,157	2,237		2,157
Unrecognised deferred tax assets	569	569	544	569	356	544
Operating loss carryforward			4			4
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized			0			0
Reduction in deferred taxes not recognised related to tax cuts and jobs act			(4)	174	30
Effect of tax rate changes on equity				8
Deferred tax book expense			(38)	(16)	€ (43)
Capitalized Assets Expensed For Tax Related Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			44			44
Purchase Accounting Related Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22	22		22
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward			3			3
Between 2021 and 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	12	12		€ 12
IRS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Book tax expense related to US tax cuts and jobs act		320	11			331
Reduction in deferred taxes not recognised related to tax cuts and jobs act		178				167
Income tax charge related to the deemed repatriation of profits under the tax cuts and jobs act		€ 125	€ 11			156
Net reduction in deferred tax liability						8
Deferred tax benefit recognized in other reserves related to US tax law changes						27
Effect of tax rate changes on equity						11
Deferred tax book expense	€ 16					€ 8